UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment  [    ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
				            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Chesapeake Capital Management, Inc.
Address:  36 South Charles Street
	    Suite 1903
	    Baltimore, MD  21201

13F File Number:  28-1223

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Richard L. Dunn
Title:		Executive Vice President
Phone:		410-837-6767
Signature, Place, and Date of Signing:

     Richard L. Dunn		Baltimore, Maryland		July 26, 2000

Report Type (Check only one.):
[ x ]	        13F Holdings Report.
[   ]	        13F Notice.
[   ]	        13F Combination Report.


List of Other Managers Reporting for this Manager:
		None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.  Richard L. Dunn





FORM 13F SUMMARY PAGE

Report  Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:   55

Form 13F Information Table Value Total:   $355,450,000.



List of Other Included Managers:		None.





                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corporation                COM              00130H105     8906   195200 SH       SOLE                   180000             15200
Abbott Labs                    COM              002824100     4590   103000 SH       SOLE                   100000              3000
America Online, Inc.           COM              02364J104      663    12575 SH       SOLE                                      12575
American International Group   COM              026874107    20246   172309 SH       SOLE                   161749             10560
Automatic Data Processing      COM              053015103      911    17000 SH       SOLE                                      17000
Bank of America                COM              06605F102     1720    39999 SH       SOLE                    39999
Carnival Corporation           COM              143658102     4348   223000 SH       SOLE                   215000              8000
Chase Manhattan Corp.          COM              16161A108     8713   189150 SH       SOLE                   180000              9150
Cisco Systems                  COM              17275R102      725    11400 SH       SOLE                                      11400
Citigroup Inc.                 COM              172967101     8495   141000 SH       SOLE                   130000             11000
Clear Channel Communications   COM              184502102     9589   127850 SH       SOLE                   115000             12850
Coca-Cola Co.                  COM              191216100      425     7400 SH       SOLE                                       7400
Colgate Palmolive              COM              194162103      771    12872 SH       SOLE                                      12872
Compaq Computer Corp.          COM              204493100      345    13500 SH       SOLE                                      13500
Ecolab Inc.                    COM              278865100      512    13100 SH       SOLE                                      13100
Eli Lilly & Company            COM              532457108     8649    86600 SH       SOLE                    80000              6600
Exxon Mobil Corp.              COM              302290101     7906   100715 SH       SOLE                   100000               715
Federal National Mortgage Asso COM              313586109     9978   191200 SH       SOLE                   175000             16200
First Data Corporation         COM              319963104     3523    71000 SH       SOLE                    70000              1000
Freddie Mac                    COM              313400301     8780   216800 SH       SOLE                   200000             16800
General Electric Company       COM              369604103    22428   423164 SH       SOLE                   390000             33164
General Growth Properties      COM              370021107      232     7300 SH       SOLE                                       7300
Gillette Company               COM              375766102     2385    68253 SH       SOLE                    50000             18253
Halliburton Co.                COM              406216101     7630   161700 SH       SOLE                   161200               500
Home Depot, Inc.               COM              437076102      697    13950 SH       SOLE                                      13950
Honeywell Int'l. Inc.          COM              438516106     8978   266500 SH       SOLE                   257500              9000
Intel Corp.                    COM              458140100    13643   102050 SH       SOLE                    91100             10950
International Business Machine COM              459200101    15043   137300 SH       SOLE                   128500              8800
Johnson & Johnson              COM              478160104    19947   195800 SH       SOLE                   180000             15800
Lauder, Estee Cos., Inc.,A.    COM              518439104     2828    57200 SH       SOLE                    56200              1000
Lowes Companies Inc.           COM              548661107     6570   160000 SH       SOLE                   160000
Lucent Technologies, Inc.      COM              549463107     6609   111550 SH       SOLE                   100000             11550
Medtronic Inc.                 COM              585055106     5958   119600 SH       SOLE                   100000             19600
Merck & Co., Inc.              COM              589331107     8000   104400 SH       SOLE                   100000              4400
Microsoft Corporation          COM              594918104     4412    55150 SH       SOLE                    45900              9250
Omnicom Group                  COM              681919106     9031   101400 SH       SOLE                   101400
Paychex                        COM              704326107      844    20087 SH       SOLE                                      20087
Pepsico                        COM              713448108      792    17822 SH       SOLE                                      17822
Pfizer, Inc.                   COM              717081103    18324   381750 SH       SOLE                   355000             26750
Philip Morris                  COM              718154107     4797   180600 SH       SOLE                   180000               600
Pitney-Bowes                   COM              724479100     5730   143250 SH       SOLE                   130000             13250
Proctor & Gamble Co.           COM              742718109     4345    75900 SH       SOLE                    74800              1100
Royal Caribbean Cruise Lines   COM              V7780T103     4174   225600 SH       SOLE                   220600              5000
SBC Communications, Inc.       COM              78387G103      549    12700 SH       SOLE                                      12700
Schering-Plough Corporation    COM              806605101    15958   316000 SH       SOLE                   290000             26000
Schlumberger, Ltd.             COM              806857108      254     3400 SH       SOLE                                       3400
Service Master Inc.            COM              81760N109     1450   127500 SH       SOLE                   127500
Textron                        COM              883203101     2716    50000 SH       SOLE                    50000
Tyco Intl., Ltd.               COM              902124106    11646   245820 SH       SOLE                   219120             26700
United Rentals Inc.            COM              911363109     2146   125300 SH       SOLE                   125300
Viacom Inc., Cl. 'B'           COM              925524308    12410   181991 SH       SOLE                   165950             16041
Vodafone Airtouch SPADR        COM              92857T107      300     7250 SH       SOLE                                       7250
Wells Fargo & Company          COM              949746101     4286   110600 SH       SOLE                   100000             10600
WorldCom                       COM              98157D106    12196   265850 SH       SOLE                   245000             20850
XL Capital Ltd Class A         COM              G98255105     8350   154277 SH       SOLE                   152177              2100